General Information and Reorganization Transactions - Schedule of Number of Shares Issued (Details) - shares	Mar. 31, 2022	Sep. 20, 2021	Sep. 02, 2021	Jun. 25, 2021	Jun. 24, 2021	Apr. 30, 2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued			102,952,766	3,367,409	19,111,119	80,000,000
Number of shares issued per Share exchange agreement 9/20/2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued		9,583,334
Class A Shares | SingaporeCo Shares as of 3/31/2022
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued	178,048,513
Class A Shares | HKCo shares issued for 95.65% of SingaporeCo on 6/24/2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued					19,111,119
Class A Shares | HKCo Issued shares after the stock split as of 4/30/2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued						80,000,020
Class A Shares | HKCo Issued Shares After 6/24/2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued					3,367,409
Class A Shares | HKCo Shares issued as at 9/20/2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued		102,478,548
Class A Shares | Number of shares issued per Share exchange agreement 9/20/2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued		2,556,575
Class B Shares | Number of shares issued per Share exchange agreement 9/20/2021
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued		7,026,759